SHARE CAPITAL AND SHARE OPTIONS	12 Months Ended
Dec. 31, 2011
SHARE CAPITAL AND SHARE OPTIONS [Abstract]
SHARE CAPITAL AND SHARE OPTIONS
27.	SHARE CAPITAL AND SHARE OPTIONS

The Company's ordinary shares are listed on both the Nasdaq and Oslo Bors Stock Exchanges.

As at December 31, 2011 and December 31, 2010, authorized and issued share capital is as follows:

Authorized share capital:

(in thousands of $, except per share data)	2011	2010
100,000,000 common shares of $1.00 each	100,000	100,000

Issued share capital:

(in thousands of $, except per share data)	2011	2010
80,236,252 (2010: 67, 808,200) outstanding issued common shares of $1.00 each	80,237	67,808

The Company issued 0.8 million and 0.2 million common shares upon the exercise of stock options in December 31, 2011 and 2010, respectively.  In addition, 11.6 million shares were issued in relation to the acquisition of the non-controlling interest in Golar Energy.  Refer to note 26(f).

Treasury shares

In November 2007, the Company's board of directors approved the buyback of up to a maximum of 1.0 million shares in the Company. As at December 31, 2011, a further 0.3 million shares in the Company maybe repurchased. The holding of treasury shares is held in connection with the Company's share options plans.

The number of treasury shares held by the Company is as follows:

(Number of shares in thousands)	2011	2010	2009
At January 1	150	450	350
Acquired during the year	-	-	300
Disposed of during the year	(150)	(300)	(200)
At December 31	-	150	450

(In thousands of $)	2011	2010	2009
At December 31:
Book value of treasury shares	-	2,280	6,841
Market value of treasury shares	-	2,245	5,769

Share options

Golar LNG share options

In July 2001, the Company's board of directors approved the grant of options to eligible employees to acquire an aggregate 2.0 million shares in the Company. In July 2001, the Company granted 0.4 million share options to certain directors and officers. The options vested in July 2002, and have a ten year term.

In February 2002, the Company's board of directors approved the Golar LNG Limited Share Option Scheme ("Golar Scheme"). The Golar scheme permits the board of directors, at its discretion, to grant options to acquire shares in the Company to employees and directors of the Company or its subsidiaries.  Options granted under the scheme will vest at a date determined by the board at the date of the grant. The options granted under the plan to date have five year terms and vest equally over a period of three to four years. There is no maximum number of shares authorized for awards of equity share options, and either authorized unissued shares or treasury shares in the Company may be used to satisfy exercised options.

In connection with the delisting of Golar Energy (see note 26), previously granted options for 5.4 million shares in Golar Energy were cancelled in May 2011 and concurrently replaced with 0.9 million new options in Golar. This has been accounted for as a modification of previous awards of equity instruments.  However, the Company recorded no difference between the total incremental cost of the original and modified options as the fair value of the options modified was below the fair value of the original options granted.

As at December 31, 2011, 2010 and 2009, the number of options outstanding in respect of Golar shares was 0.8 million, 1.0 million and 1.5 million, respectively.

Golar Energy share options

In August 2009, the board of directors of the Company's subsidiary, Golar Energy approved the Golar LNG Energy Share option Scheme ("Energy Scheme"). The terms of the Energy Scheme follow that of the Golar Scheme.

Previously granted options for 1.1 million shares in Golar were cancelled in October 2009 and concurrently replaced with 3.9 million new options in Golar Energy and  0.3 million new options in Golar. This was accounted for as a modification of previous awards of equity instruments. The total incremental cost of the options modified in 2009 was $1.4 million, which is being recognized over the revised vesting period of 2.7 years.

In June 2011, in connection with the delisting of Golar Energy (see note 26), previously granted options for 5.4 million shares in Golar Energy were cancelled and concurrently replaced with new options in Golar (as discussed above).  Accordingly as of December 31, 2011, there were nil options outstanding under the Energy scheme.  For each of the prior years ended December 31, 2010 and  2009, there were 6.1 million and 3.9 million options for Golar Energy shares outstanding, respectively.

The fair value of each option award is estimated on the grant date or modification date using the Black-Scholes option pricing model. The weighted average assumptions used are noted in the table below:

	2011	2010	2009
Risk free interest rate	1.8%	2.0%	2.4%
Expected volatility of common stock	53.2%	56.7%	54.4%
Expected dividend yield	0.0%	0.0%	0.0%
Expected life of options (in years)	2.6 years	3.5 years	3.5 years

The assumption for expected future volatility is based primarily on an analysis of historical volatility of the Company's common stock.  The Company uses the simplified method for making estimates as to the expected term of options, based on the vesting period of the award and represents the period of time that options granted are expected to be outstanding.  The dividend yield has been estimated at 0% as the exercise price of the options, granted in 2006 and later, are reduced by the value of dividends, declared and paid on a per share basis.

A summary of option activity (including Golar Energy options prior to cancellation in May 2011) as at December 31, 2011, 2010 and 2009, and changes during the years then ended are presented below:

(in thousands of $, except per share data)	Shares (In '000s)	Weighted average exercise price	Weighted average remaining contractual term (years)
Options outstanding at December 31, 2008	2,670	$14.51	3.2
Granted during the year	4,190	$2.77
Exercised during the year	(200)	$9.89
Forfeited during the year	(1,173)	$20.16
Options outstanding at December 31, 2009	5,487	$4.51	2.2
Granted during the year	2,323	$1.62
Exercised during the year	(531)	$7.81
Options outstanding at December 31, 2010	7,279	$2.96	2.0
Exercised during the year	(1,604)	$7.46
Forfeited during the year	(285)	$5.43
Options exchanged
- Golar Energy options exchanged and cancelled	(5,438)	$1.95
- Golar LNG options issued	897	$11.84
Options outstanding at December 31, 2011	849	$10.11	1.2

Options exercisable at:
December 31, 2011	299	$9.94	0.3
December 31, 2010	2,217	$4.66	1.1
December 31, 2009	1,272	$10.12	1.2

The exercise price of all options except for those issued in 2001, is reduced by the amount of the dividends declared and paid; the above figures for options granted, exercised and forfeited show the average of the prices at the time of granting, exercising and forfeiting of the options, and for options outstanding at the beginning and end of the year the average of the reduced option prices is shown.

The intrinsic value of share options exercised in the years ended December 31, 2011, 2010 and 2009 was $14.9 million, $3.5 million and $0.7 million, respectively.

As at December 31, 2011, the intrinsic value of share options that were both outstanding and exercisable was $29.2 million (2010: $7.3 million).

The total fair value of share options vested in the years ended December 31, 2011, 2010 and 2009 was $6.3 million, $1.8 million and $3.9 million, respectively.

Compensation cost of $2.0 million, $1.9 million and $1.7 million has been recognized in the Consolidated Statement of Operations for the years ended December 31, 2011, 2010 and 2009, respectively.

As of December 31, 2011, the total unrecognized compensation cost amounted to $6.2 million (2010: $7.0 million) relating to options outstanding is expected to be recognized over a weighted average period of 1.37 years.